Annual Total Returns - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom Income Fund	May 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 06, 2017
Fidelity Advisor Freedom Income Fund - Class Z6
Bar Chart Table:
Annual Return 2018	(1.52%)
Annual Return 2019	11.21%
Annual Return 2020	8.90%
Annual Return 2021	3.22%
Annual Return 2022	(11.31%)